Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Revenues
Schedule of composition of revenues

	Year ended December 31,
	2024		2023		2022
Aeronautical services:
Domestic TUA	Ps.	6,035,480	Ps.	6,150,256	Ps.	4,791,166
International TUA		1,918,372		1,686,799		1,375,479
Landing charges		352,028		329,770		269,796
Platform for embarking and disembarking		263,346		238,054		185,785
Aircraft parking charges on extended stay or overnight		67,340		59,556		42,922
Domestic and international passenger and carry-on baggage check		91,432		81,490		63,682
Aerocars and jetways		32,817		32,664		28,168
Other airport services, leases and regulated access rights		376,070		353,068		298,545
Total revenues from aeronautical services	Ps.	9,136,885	Ps.	8,931,657	Ps.	7,055,543

	Year ended December 31,
	2024		2023		2022
Non-aeronautical services:
Commercial activities
Car parking charges	Ps.	452,160	Ps.	418,525	Ps.	340,095
Advertising(1)		98,060		82,512		73,579
Retail operations(1)		168,171		151,477		124,726
Food and beverage(1)		299,941		245,311		176,844
Car rental operators(1)		270,774		245,225		205,019
Time share developers(1)		18,112		17,899		16,960
Financial services(1)		13,439		13,705		13,013
Communication and services(1)		16,123		17,788		16,350
Services to passenger		4,826		4,893		5,232
VIP lounges		155,712		103,355		80,933
Other services		81,624		70,799		59,152
Total revenue from commercial activities		1,578,942		1,371,489		1,111,903

Diversification activities:
Hotel services		454,052		379,303		325,495
OMA Carga		421,705		346,441		329,793
Real estate services		43,172		35,457		26,364
Industrial services		130,303		80,967		73,760
Other services		26,957		15,374		10,858
Total diversification activities		1,076,189		857,542		766,270

Complementary activities:
Leasing of space(1)		128,140		110,314		118,851
Access rights		31,489		29,936		24,892
Checked baggage inspection		249,870		246,930		198,336
Other services		11,251		11,212		9,550
Total of complimentary activities		420,750		398,392		351,629
Total revenue from non-aeronautical services	Ps.	3,075,881	Ps.	2,627,423	Ps.	2,229,802
(1)

Revenues from commercial activities and ancillary services are generated primarily from operating leases entered into by the Company. The leases are based on a monthly rent (which generally increases annually based on the NCPI) and/or the higher of a guaranteed minimum monthly rent and a percentage of the lessee’s monthly income. The monthly rent and minimum guaranteed monthly rent are included in the caption “Commercial activities” in the table above and in supplemental income.